Sharehodlers' Equity (Details Narrative 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock outstanding	211,135	211,135	211,135
Cumulative dividend payable rate	8.00%	8.00%
Accrued dividends	$ 0.50	$ 0.50	$ 19,000
Preferred stock conversion rate	1 for 2	1 for 2
Common shares outstanding	390,518,703	388,686,445	389,599,848
Warrants to purchase Common stock outstanding	11,559,140
Warrants expired	2,905,684	2,905,684
Stock repurchase program authorized shares amount	15,000,000	15,000,000
Stock repurchase program, shares repurchased	672,742	866,403
Stock repurchase program, shares repurchased price per share	$ 0.23	$ 0.24
Stock repurchase program, total shares repurchased to date	1,689,145	941,403
weighted average cost	$ 0.23
Remaining shares authorized for repurchase	13,310,855	13,983,597
Minimum [Member]
Warrants to purchase Common stock outstanding purchase stock price	$ 0.10
Maximum [Member]
Warrants to purchase Common stock outstanding purchase stock price	$ 0.50